Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Abstract]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]	Risk Management and Strategy

We have implemented comprehensive cybersecurity risk assessment procedures that are integrated into our overall risk management system. These procedures aim to identify, assess, and manage potential and existing cybersecurity threats. We have a strong in-house IT department, led by our cybersecurity officer, that identifies, assesses, and manages cybersecurity risks on a daily basis. We have provided training programs to ensure that our employees have full access to the basic knowledge and principles of information security, established a sound responding mechanism for external security attacks and violations and safeguarded the confidentiality of information and data of the company, employees and users, making sure information and data can only be obtained and used when necessary.

Our IT department work closely with third-party service providers to ensure their compliance with our cybersecurity standards and to assess risks arising from our engagements with them. To ensure the confidentiality and integrity of our data, we maintain a comprehensive and rigorous data security program. We anonymize and encrypt confidential personal information and take other technological measures to ensure the secure processing, transmission and usage of data. We have also established stringent internal protocols under which we grant classified access to confidential personal data only to limited employees with strictly defined and layered access authority. We back-up our data on a daily basis in separate and various secured data back-up systems to minimize the risk of data loss. We also conduct frequent reviews of our back-up systems to ensure that they function properly and are well maintained. In addition, we have set up an emergency response team to conduct disaster recovery drills on important systems on a regular basis and continuously improve the systems. Our back-end security system is capable of handling malicious attacks each day to safeguard the security of our operations and to protect the privacy of our customers.

As of the date of this annual report, we have not experienced any material cybersecurity incidents or identified any material cybersecurity threats that have affected or are reasonably likely to materially affect us, our business strategy, results of operations or financial condition.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	These procedures aim to identify, assess, and manage potential and existing cybersecurity threats. We have a strong in-house IT department, led by our cybersecurity officer, that identifies, assesses, and manages cybersecurity risks on a daily basis. We have provided training programs to ensure that our employees have full access to the basic knowledge and principles of information security, established a sound responding mechanism for external security attacks and violations and safeguarded the confidentiality of information and data of the company, employees and users, making sure information and data can only be obtained and used when necessary.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	true
Cybersecurity Risk Board of Directors Oversight [Text Block]	Governance

Our nominating and corporate governance committee of the board of directors is responsible for overseeing our cybersecurity risk management and be informed on risks from cybersecurity threats. Our chief executive officer, chief financial officer, executive president, and cybersecurity officer are responsible for assessing, identifying and managing material risks from cybersecurity threats to our company and monitoring the prevention, detection, mitigation and remediation of material cybersecurity incident. The chief executive officer, chief financial officer, executive president and cybersecurity officer periodically meet with our nominating and corporate governance committee to update the status of any material cybersecurity incidents or material risks from cybersecurity threats to our company, if any.

Our cybersecurity officer, who has over 15 years of experience in the field, is primarily responsible for assessing and managing cybersecurity risks and monitoring the prevention, detection, mitigation, and remediation of cybersecurity incidents. The cybersecurity officer reports to our executive president and provides quarterly updates to our chief executive officer, chief financial officer and the nominating and corporate governance committee on any material cybersecurity incidents or material risks arising from cybersecurity threats.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Our chief executive officer, chief financial officer, executive president, and cybersecurity officer are responsible for assessing, identifying and managing material risks from cybersecurity threats to our company and monitoring the prevention, detection, mitigation and remediation of material cybersecurity incident. The chief executive officer, chief financial officer, executive president and cybersecurity officer periodically meet with our nominating and corporate governance committee to update the status of any material cybersecurity incidents or material risks from cybersecurity threats to our company, if any.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	Our cybersecurity officer, who has over 15 years of experience in the field, is primarily responsible for assessing and managing cybersecurity risks and monitoring the prevention, detection, mitigation, and remediation of cybersecurity incidents.